SEGMENT REPORTING (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 101,211.6	R$ 108,352.3
Brazil [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	44,994.1	44,725.3	R$ 45,052.8
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	14,794.0	16,131.2	13,859.4
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	9,916.7	12,576.8	5,894.8
Net revenue	R$ 7,890.1	R$ 11,506.3	R$ 6,301.4